Related parties (Details) R$ in Thousands, $ in Thousands			12 Months Ended
		Dec. 20, 2017 USD ($)	Dec. 31, 2017 BRL (R$) Installment	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Accounts receivable and payables [Abstract]
Assets			R$ 14,518	R$ 9,752	R$ 21,276
Liabilities			82,788	2,579	23,060
IPO transaction, services fee			R$ 12,545	17,449	18,129
Non-compete fee | $		$ 8,500
Number of installments | Installment			24
Other related-party transactions [Abstract]
Revenues			R$ 2,964	408	298
Trade accounts receivable			1,189	616
Cost			2,520	1,816	5
Trade accounts payable			2,087	1,437
Interest expense and restatement of loans and debentures [Abstract]
Finance expenses			534,273	400,892	385,216
Debt			0	1,665,629	1,417,081
Key management personnel compensation [Abstract]
Salaries and social security charges			7,300	6,999	5,643
Bonuses and social security charges			6,854	6,124	2,068
Stock options			6,197	28,937	9,151
Total compensation			20,351	42,060	16,862
CGR Catanduva-Centro Ger. Residuos Ltda. [Member]
Accounts receivable and payables [Abstract]
Assets			0	595
Other related-party transactions [Abstract]
Revenues			0	247	298
Trade accounts receivable			0	507
Attend Ambiental [Member]
Accounts receivable and payables [Abstract]
Assets			10,960	9,157
Other related-party transactions [Abstract]
Revenues			64	69	0
Trade accounts receivable			12	94
Cost			2,457	1,350	0
Trade accounts payable			2,045	1,349
Other [Member]
Accounts receivable and payables [Abstract]
Assets			3,558	0
Liabilities			335	1,579
Other related-party transactions [Abstract]
Revenues			6	92	0
Trade accounts receivable			34	15
Hulshof Participacoes Ltda [Member]
Accounts receivable and payables [Abstract]
Liabilities	[1]		37,349	0
IPO transaction, services fee | $		6,500
Non-compete fee | $		5,950
Enc Energy Sgps, S.A. [Member]
Accounts receivable and payables [Abstract]
Liabilities			0	1,000
Wilson Quintella Filho [Member]
Accounts receivable and payables [Abstract]
Liabilities	[1]		7,220	0
Non-compete fee | $		$ 2,550
Angra Infra FIP [Member]
Accounts receivable and payables [Abstract]
Liabilities	[2]		37,884	0
Terrestre Ambiental Ltda. [Member]
Other related-party transactions [Abstract]
Cost			3	55	5
Trade accounts payable			8	0
Unidade de Tratamento de Residuos S.A. [Member]
Other related-party transactions [Abstract]
Cost			60	361	0
Trade accounts payable			0	53
Logistica Ambiental de Sao Paulo-Loga [Member]
Other related-party transactions [Abstract]
Revenues			2,894	0	0
Trade accounts receivable			1,143	0
Cost			0	50	0
Trade accounts payable			34	35
Debentures [Member]
Interest expense and restatement of loans and debentures [Abstract]
Finance expenses			(117,879)	(134,062)	(110,511)
Debt			419,236	906,729
Private Debt Acknowledgment Instrument [Member]
Interest expense and restatement of loans and debentures [Abstract]
Finance expenses			(1,275)	0	R$ 0
Debt			R$ 357,789	R$ 0

[1]	On December 20, 2017, the Company signed a non-compete agreement and other covenants, with Hulshof Participacoes ("Hulsholf") and Wilson Quintella Filho ("Wilson"). In such agreement, the Company agreed to pay Hulshof a fee amounting to US$6,500 in connection with the services provided to assist in the identification, structuring and implementation of the Transaction and IPO of the Company. The agreement also establishes a non-compete fee to be paid to Wilson and Hulshof. in the amount of US$8,500 thousand (US$ 5,950 thousand Hulshof and US$ 2,550 thousand Wilson ) . The non-compete fee will be paid in 24 monthly instalments.
[2]	Refers to the put option exercised by Angra Infra FIP. Refer to Note 22.8.